MAJOR CUSTOMERS AND VENDORS (Details Textual) - Cost of Goods, Total [Member]	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	43.00%	23.00%
Sales [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	65.00%	77.00%	88.00%